Consolidated Schedule of Investments(a)
January 31, 2022
(Unaudited)
Shares		Value
Exchange-Traded Funds–43.52%
Invesco High Yield Bond Factor ETF(b)	1,076,000	$26,587,960
Invesco International Developed Dynamic Multifactor ETF(b)	4,910,000	119,228,057
Invesco Russell 1000 Dynamic Multifactor ETF(b)	4,826,160	229,725,216
Invesco Russell 2000 Dynamic Multifactor ETF(b)	1,075,600	41,614,964
Invesco Senior Loan ETF(b)	3,105,100	68,250,098
iShares® 0-5 Year High Yield Corporate Bond ETF	1,967,600	87,853,340
Total Exchange-Traded Funds (Cost $477,800,859)		573,259,635
Common Stocks & Other Equity Interests–29.22%
Aerospace & Defense–0.57%
Airbus SE (France)(c)	45,641	5,826,494
CAE, Inc. (Canada)(c)	39,649	1,001,245
Safran S.A. (France)	5,665	687,290
		7,515,029
Air Freight & Logistics–0.32%
InPost S.A. (Poland)(c)	33,320	271,706
United Parcel Service, Inc., Class B	9,978	2,017,651
ZTO Express Cayman, Inc. (China)	3,829	113,073
ZTO Express Cayman, Inc., ADR (China)	58,903	1,769,446
		4,171,876
Apparel Retail–0.04%
Industria de Diseno Textil S.A. (Spain)	15,558	470,078
Apparel, Accessories & Luxury Goods–1.76%
adidas AG (Germany)	5,232	1,424,930
Brunello Cucinelli S.p.A. (Italy)(c)	5,334	308,767
Cie Financiere Richemont S.A. (Switzerland)	33,531	4,862,652
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023 (Switzerland)(c)	50,652	51,928
EssilorLuxottica S.A. (France)	2,586	490,369
Hermes International (France)	1,616	2,421,147
Kering S.A. (France)	7,224	5,393,681
LVMH Moet Hennessy Louis Vuitton SE (France)	8,514	7,000,504
Moncler S.p.A. (Italy)	5,749	366,945
PRADA S.p.A. (Italy)	138,900	848,835
		23,169,758
Application Software–1.88%
Adobe, Inc.(c)	7,075	3,780,172
Atlassian Corp. PLC, Class A(c)	2,928	949,668
Bill.com Holdings, Inc.(c)	3,405	640,855
Dassault Systemes SE (France)	26,255	1,264,138
Datadog, Inc., Class A(c)	7,037	1,028,176
HubSpot, Inc.(c)	2,377	1,161,878
Intuit, Inc.	9,492	5,270,243
Manhattan Associates, Inc.(c)	7,170	959,848
Shares		Value
Application Software–(continued)
OneConnect Financial Technology Co. Ltd., ADR (China)(c)	14,939	$29,878
Paylocity Holding Corp.(c)	4,420	901,592
Qualtrics International, Inc., Class A(c)	10,949	320,477
SAP SE (Germany)	34,198	4,234,067
Splunk, Inc.(c)	3,655	452,928
Synopsys, Inc.(c)	5,303	1,646,581
Temenos AG (Switzerland)	2,704	323,582
Tyler Technologies, Inc.(c)	2,122	1,005,404
Xero Ltd. (New Zealand)(c)	9,470	768,354
		24,737,841
Asset Management & Custody Banks–0.14%
Ameriprise Financial, Inc.	1,798	547,149
KKR & Co., Inc., Class A	18,243	1,298,172
		1,845,321
Auto Parts & Equipment–0.04%
Aptiv PLC(c)	3,980	543,588
Automobile Manufacturers–0.08%
Volkswagen AG, Preference Shares (Germany)	5,142	1,059,700
Automotive Retail–0.04%
Advance Auto Parts, Inc.	2,487	575,765
Biotechnology–0.40%
Alnylam Pharmaceuticals, Inc.(c)	2,436	335,193
Ascendis Pharma A/S, ADR (Denmark)(c)	3,848	468,071
BeiGene Ltd., ADR (China)(c)	5,400	1,309,932
Brii Biosciences Ltd. (China)(c)	55,000	116,564
CSL Ltd. (Australia)	5,032	934,509
Innovent Biologics, Inc. (China)(c)(d)	16,500	69,761
Keymed Biosciences, Inc. (China)(c)(d)	17,763	59,103
Natera, Inc.(c)	7,684	542,874
Remegen Co. Ltd., H Shares (China)(c)(d)	14,359	94,478
uniQure N.V. (Netherlands)(c)	7,098	128,119
Veracyte, Inc.(c)	11,414	347,100
Zai Lab Ltd., ADR (China)(c)	17,501	869,275
		5,274,979
Brewers–0.30%
Ambev S.A. (Brazil)	205,902	580,470
Anheuser-Busch InBev S.A./N.V. (Belgium)	4,818	303,558
Asahi Group Holdings Ltd. (Japan)	34,900	1,426,392
Budweiser Brewing Co. APAC Ltd. (China)(d)	112,600	297,153
Carlsberg A/S, Class B (Denmark)	8,694	1,405,609
		4,013,182

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Broadcasting–0.06%
Zee Entertainment Enterprises Ltd. (India) (Acquired 03/03/2015-11/21/2019; Cost $1,081,654)(e)	196,456	$765,012
Building Products–0.32%
Advanced Drainage Systems, Inc.	5,258	594,627
Assa Abloy AB, Class B (Sweden)	44,147	1,209,471
Daikin Industries Ltd. (Japan)	5,900	1,239,564
Trane Technologies PLC	3,492	604,465
Trex Co., Inc.(c)	6,241	570,864
		4,218,991
Casinos & Gaming–0.36%
Entain PLC (United Kingdom)(c)	89,935	1,943,127
Flutter Entertainment PLC (Ireland)(c)	14,627	2,221,342
Kangwon Land, Inc. (South Korea)(c)	25,133	529,139
		4,693,608
Commodity Chemicals–0.17%
LG Chem Ltd. (South Korea)	3,569	1,915,971
Olin Corp.	6,855	347,343
		2,263,314
Communications Equipment–0.09%
Motorola Solutions, Inc.	4,904	1,137,434
Construction & Engineering–0.00%
Boskalis Westminster (Netherlands)	1,374	39,030
Construction Machinery & Heavy Trucks–0.12%
Epiroc AB, Class A (Sweden)	77,167	1,640,235
Construction Materials–0.20%
Eagle Materials, Inc.	3,777	550,875
James Hardie Industries PLC, CDI	58,801	1,974,402
Vulcan Materials Co.	928	176,608
		2,701,885
Consumer Electronics–0.19%
Sony Group Corp. (Japan)	22,400	2,502,489
Data Processing & Outsourced Services–0.59%
Adyen N.V. (Netherlands)(c)(d)	509	1,037,949
Amadeus IT Group S.A. (Spain)(c)	30,765	2,110,745
Edenred (France)	21,875	937,526
Fidelity National Information Services, Inc.	7,815	937,175
Pagseguro Digital Ltd., Class A (Brazil)(c)	30,906	699,094
PayPal Holdings, Inc.(c)	1,842	316,713
StoneCo Ltd., Class A (Brazil)(c)	13,153	204,924
Visa, Inc., Class A	5,388	1,218,604
Worldline S.A. (France)(c)(d)	5,774	280,507
		7,743,237
Department Stores–0.15%
Lojas Renner S.A. (Brazil)	83,390	441,598
Next PLC (United Kingdom)	15,561	1,583,525
		2,025,123
Distillers & Vintners–0.38%
Davide Campari-Milano N.V. (Italy)	104,774	1,310,294
Shares		Value
Distillers & Vintners–(continued)
Diageo PLC (United Kingdom)	37,722	$1,901,448
Pernod Ricard S.A. (France)	8,264	1,764,636
		4,976,378
Distributors–0.05%
Pool Corp.	1,347	641,509
Diversified Banks–1.06%
Akbank T.A.S. (Turkey)	516,394	311,671
Banco Bradesco S.A., Preference Shares (Brazil)	154,900	665,095
Commercial International Bank Egypt S.A.E. (Egypt)(c)	130,540	426,602
ICICI Bank Ltd., ADR (India)	81,685	1,775,015
ING Groep N.V. (Netherlands)	167,321	2,470,086
Kotak Mahindra Bank Ltd. (India)	141,970	3,535,958
NU Holdings Ltd., Class A (Brazil)(c)	40,800	302,736
Oversea-Chinese Banking Corp. Ltd. (Singapore)	22,500	208,374
PT Bank Central Asia Tbk (Indonesia)	1,267,300	675,713
Sberbank of Russia PJSC (Russia)	169,608	585,012
Societe Generale S.A. (France)	70,375	2,610,899
TCS Group Holding PLC, GDR (Russia)(d)	4,793	341,262
		13,908,423
Diversified Capital Markets–0.10%
UBS Group AG (Switzerland)	73,546	1,363,610
Diversified Metals & Mining–0.44%
Anglo American PLC (South Africa)	56,726	2,487,558
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	665,413	2,857,715
Korea Zinc Co. Ltd. (South Korea)	1,213	516,859
		5,862,132
Diversified Real Estate Activities–0.24%
Ayala Land, Inc. (Philippines)	949,900	670,157
DLF Ltd. (India)	483,987	2,549,798
		3,219,955
Diversified Support Services–0.04%
Copart, Inc.(c)	4,226	546,211
Drug Retail–0.06%
Shop Apotheke Europe N.V. (Netherlands)(c)(d)	2,585	334,101
Zur Rose Group AG (Switzerland)(c)	2,124	521,817
		855,918
Electrical Components & Equipment–0.45%
AMETEK, Inc.	8,594	1,175,401
Ceres Power Holdings PLC (United Kingdom)(c)	30,564	253,799
Contemporary Amperex Technology Co. Ltd., A Shares (China)	1,000	95,492
Generac Holdings, Inc.(c)	2,797	789,817
LG Energy Solution (South Korea)	895	334,094
Nidec Corp. (Japan)	36,800	3,261,170
		5,909,773
Electronic Components–0.44%
Murata Manufacturing Co. Ltd. (Japan)	29,800	2,234,785
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Electronic Components–(continued)
Omron Corp. (Japan)	15,600	$1,139,919
Samsung Electro-Mechanics Co. Ltd. (South Korea)	6,634	1,010,585
TDK Corp. (Japan)	39,000	1,406,555
		5,791,844
Electronic Equipment & Instruments–0.48%
Keyence Corp. (Japan)	6,900	3,548,406
Trimble, Inc.(c)	17,386	1,254,574
Zebra Technologies Corp., Class A(c)	2,969	1,511,577
		6,314,557
Electronic Manufacturing Services–0.01%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	45,000	167,412
Environmental & Facilities Services–0.18%
Rentokil Initial PLC (United Kingdom)	192,192	1,343,890
Waste Connections, Inc.	8,438	1,052,218
		2,396,108
Financial Exchanges & Data–0.56%
London Stock Exchange Group PLC (United Kingdom)	16,341	1,596,173
MSCI, Inc.	2,713	1,454,493
S&P Global, Inc.	10,485	4,353,582
		7,404,248
Food Retail–0.30%
Alimentation Couche-Tard, Inc. (Canada)	33,492	1,350,852
Kobe Bussan Co. Ltd. (Japan)	21,700	675,733
Ocado Group PLC (United Kingdom)(c)	75,036	1,527,961
Seven & i Holdings Co. Ltd. (Japan)	6,900	337,189
		3,891,735
Footwear–0.01%
NIKE, Inc., Class B	724	107,203
General Merchandise Stores–0.16%
Dollarama, Inc. (Canada)	35,190	1,815,767
Pan Pacific International Holdings Corp. (Japan)	26,700	360,229
		2,175,996
Gold–0.05%
Polyus PJSC (Russia)(c)	2,811	443,639
Polyus PJSC, GDR (Russia)(d)	2,834	221,351
		664,990
Health Care Equipment–0.66%
Ambu A/S, Class B (Denmark)	8,063	170,900
Boston Scientific Corp.(c)	10,666	457,571
IDEXX Laboratories, Inc.(c)	2,635	1,336,736
Insulet Corp.(c)	2,067	512,616
Intuitive Surgical, Inc.(c)	1,547	439,626
Masimo Corp.(c)	3,271	719,195
Medtronic PLC	17,354	1,795,965
ResMed, Inc.	6,621	1,513,561
Siemens Healthineers AG (Germany)(d)	28,004	1,785,272
		8,731,442
Shares		Value
Health Care Facilities–0.05%
Tenet Healthcare Corp.(c)	9,745	$722,299
Health Care Services–0.06%
Castle Biosciences, Inc.(c)	2,763	119,500
Dr Lal PathLabs Ltd. (India)(d)	15,510	618,571
New Horizon Health Ltd. (China)(c)(d)	29,000	85,853
		823,924
Health Care Supplies–0.18%
Alcon, Inc. (Switzerland)	8,719	669,445
Align Technology, Inc.(c)	1,132	560,295
ConvaTec Group PLC (United Kingdom)(d)	167,048	395,776
Hoya Corp. (Japan)	5,100	660,416
MicroTech Medical Hangzhou Co. Ltd. (China)	15,600	33,453
MicroTech Medical Hangzhou Co. Ltd., H Shares (China)(c)(d)	4,800	10,837
		2,330,222
Health Care Technology–0.03%
Omnicell, Inc.(c)	2,380	357,333
Heavy Electrical Equipment–0.09%
Mitsubishi Electric Corp. (Japan)	96,700	1,212,978
Home Improvement Retail–0.06%
Floor & Decor Holdings, Inc., Class A(c)	7,163	778,761
Homebuilding–0.15%
Sekisui House Ltd. (Japan)	80,000	1,621,893
TopBuild Corp.(c)	1,510	351,301
		1,973,194
Hotels, Resorts & Cruise Lines–0.35%
Choice Hotels International, Inc.	2,303	330,250
Hilton Worldwide Holdings, Inc.(c)	7,306	1,060,174
Huazhu Group Ltd., ADR (China)(c)	66,932	2,645,152
Marriott International, Inc., Class A(c)	860	138,563
Trainline PLC (United Kingdom)(c)(d)	150,619	458,983
		4,633,122
Household Appliances–0.03%
SEB S.A. (France)	2,400	364,180
Human Resource & Employment Services–0.13%
Benefit One, Inc. (Japan)	23,400	711,077
Recruit Holdings Co. Ltd. (Japan)	21,500	1,060,153
		1,771,230
Hypermarkets & Super Centers–0.12%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	459,268	1,561,618
Industrial Conglomerates–0.50%
Hitachi Ltd. (Japan)	31,000	1,615,868
Melrose Industries PLC (United Kingdom)	509,268	1,036,762
Siemens AG (Germany)	18,661	2,934,097
SM Investments Corp. (Philippines)	54,694	1,020,701
		6,607,428
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Industrial Gases–0.16%
Air Liquide S.A. (France)	12,188	$2,090,207
Industrial Machinery–0.74%
Aalberts N.V. (Netherlands)	16,193	996,575
Atlas Copco AB, Class A (Sweden)	51,385	3,020,067
FANUC Corp. (Japan)	1,400	277,044
IDEX Corp.	4,760	1,025,494
ITT, Inc.	6,752	620,644
Kornit Digital Ltd. (Israel)(c)	4,878	512,483
Middleby Corp. (The)(c)	3,466	641,903
SKF AB, Class B (Sweden)	79,271	1,742,437
VAT Group AG (Switzerland)(d)	2,306	938,223
		9,774,870
Insurance Brokers–0.06%
Arthur J. Gallagher & Co.	5,163	815,444
Integrated Oil & Gas–0.43%
Novatek PJSC, GDR (Russia)(d)	16,943	3,597,294
Shell PLC, ADR (Netherlands)	40,285	2,070,649
		5,667,943
Integrated Telecommunication Services–0.07%
Spark New Zealand Ltd. (New Zealand)	308,649	880,388
Interactive Home Entertainment–0.29%
Konami Holdings Corp. (Japan)	11,800	636,262
NetEase, Inc., ADR (China)	30,546	3,157,235
		3,793,497
Interactive Media & Services–1.77%
Adevinta ASA, Class B (France)(c)	37,690	395,396
Alphabet, Inc., Class A(c)	3,667	9,923,159
Baidu, Inc., A Shares (China)(c)	26,000	516,101
Meta Platforms, Inc., Class A(c)	14,147	4,431,689
NAVER Corp. (South Korea)	1,627	431,047
Rightmove PLC (United Kingdom)	100,483	883,891
Tencent Holdings Ltd. (China)	49,417	3,016,281
Yandex N.V., Class A (Russia)(c)	52,780	2,536,607
Z Holdings Corp. (Japan)	120,000	613,125
ZoomInfo Technologies, Inc., Class A(c)	9,728	514,222
		23,261,518
Internet & Direct Marketing Retail–0.75%
Alibaba Group Holding Ltd. (China)(c)	11,500	180,531
Alibaba Group Holding Ltd., ADR (China)(c)	1,921	241,643
Amazon.com, Inc.(c)	252	753,850
Americanas S.A. (Brazil)(c)	135,543	809,412
Farfetch Ltd., Class A (United Kingdom)(c)	25,200	547,092
Grab Holdings, Inc. (Cayman Islands)	195,278	1,105,273
JD.com, Inc., A Shares (China)(c)	16,453	613,534
JD.com, Inc., ADR (China)(c)	43,991	3,294,046
Meituan, B Shares (China)(c)(d)	48,600	1,382,755
MercadoLibre, Inc. (Argentina)(c)	104	117,734
Pinduoduo, Inc., ADR (China)(c)	12,896	771,697
		9,817,567
Internet Services & Infrastructure–0.12%
MongoDB, Inc.(c)	2,861	1,159,020
Shares		Value
Internet Services & Infrastructure–(continued)
Shopify, Inc., Class A (Canada)(c)	507	$489,371
		1,648,391
Investment Banking & Brokerage–0.06%
LPL Financial Holdings, Inc.	4,797	826,619
IT Consulting & Other Services–0.71%
EPAM Systems, Inc.(c)	4,490	2,137,869
Gartner, Inc.(c)	4,083	1,199,953
Globant S.A.(c)	4,674	1,192,711
Infosys Ltd. (India)	72,223	1,689,055
Tata Consultancy Services Ltd. (India)	63,232	3,176,013
		9,395,601
Leisure Facilities–0.02%
Vail Resorts, Inc.	962	266,570
Leisure Products–0.04%
Bandai Namco Holdings, Inc. (Japan)	7,000	492,206
Life & Health Insurance–0.50%
AIA Group Ltd. (Hong Kong)	377,600	3,922,231
HDFC Life Insurance Co. Ltd. (India)(d)	30,595	255,718
Legal & General Group PLC (United Kingdom)	162,173	632,680
Prudential PLC (United Kingdom)(f)	82,018	1,379,442
Prudential PLC (United Kingdom)(f)	22,700	379,910
		6,569,981
Life Sciences Tools & Services–1.10%
Agilent Technologies, Inc.	12,812	1,784,968
Avantor, Inc.(c)	40,511	1,512,276
Bio-Rad Laboratories, Inc., Class A(c)	800	479,784
Charles River Laboratories International, Inc.(c)	4,211	1,388,619
Danaher Corp.	1,117	319,227
Illumina, Inc.(c)	1,925	671,479
IQVIA Holdings, Inc.(c)	2,673	654,618
Lonza Group AG (Switzerland)	1,506	1,036,629
Mettler-Toledo International, Inc.(c)	612	901,280
Oxford Nanopore Technologies PLC (United Kingdom)(c)	29,209	191,622
Repligen Corp.(c)	4,304	853,655
Samsung Biologics Co. Ltd. (South Korea)(c)(d)	2,073	1,276,266
Sartorius Stedim Biotech (France)	2,435	1,066,089
West Pharmaceutical Services, Inc.	2,883	1,133,653
Wuxi Biologics Cayman, Inc. (China)(c)(d)	121,800	1,196,060
		14,466,225
Managed Health Care–0.04%
Molina Healthcare, Inc.(c)	1,651	479,583
Movies & Entertainment–0.20%
CTS Eventim AG & Co. KGaA (Germany)(c)	16,198	1,139,479
Live Nation Entertainment, Inc.(c)	6,134	671,734
Universal Music Group N.V. (Netherlands)	19,467	483,545
Walt Disney Co. (The)(c)	2,338	334,264
		2,629,022
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Multi-Utilities–0.07%
Veolia Environnement S.A. (France)	24,208	$875,957
Office REITs–0.05%
Alexandria Real Estate Equities, Inc.	3,404	663,235
Oil & Gas Exploration & Production–0.15%
Inpex Corp. (Japan)	202,900	2,037,203
Oil & Gas Refining & Marketing–0.16%
Reliance Industries Ltd. (India)	64,872	2,073,893
Oil & Gas Storage & Transportation–0.07%
Cheniere Energy, Inc.	7,913	885,465
Other Diversified Financial Services–0.19%
FirstRand Ltd. (South Africa)	145,083	585,148
Hypoport SE (Germany)(c)	389	170,511
Jackson Financial, Inc., Class A	1	38
ORIX Corp. (Japan)	81,800	1,688,349
		2,444,046
Packaged Foods & Meats–0.04%
Barry Callebaut AG (Switzerland)	206	473,367
Paper Packaging–0.08%
Avery Dennison Corp.	4,967	1,020,321
Personal Products–0.07%
L’Oreal S.A. (France)	2,177	931,915
Pharmaceuticals–0.32%
Catalent, Inc.(c)	9,468	984,009
Novo Nordisk A/S, Class B (Denmark)	30,877	3,091,050
Phathom Pharmaceuticals, Inc.(c)	7,752	130,234
		4,205,293
Real Estate Development–0.05%
Godrej Properties Ltd. (India)(c)	3,203	73,847
Macrotech Developers Ltd. (India)(d)	10,882	189,204
Oberoi Realty Ltd. (India)(c)	36,462	449,662
		712,713
Real Estate Operating Companies–0.07%
IWG PLC (Switzerland)(c)	165,279	637,516
SM Prime Holdings, Inc. (Philippines)	489,110	338,039
		975,555
Real Estate Services–0.06%
Jones Lang LaSalle, Inc.(c)	2,934	735,818
Regional Banks–0.14%
First Republic Bank	3,624	629,090
SVB Financial Group(c)	2,153	1,257,137
		1,886,227
Research & Consulting Services–0.32%
Dun & Bradstreet Holdings, Inc.(c)	6,840	137,210
Equifax, Inc.	10,282	2,465,212
Nihon M&A Center Holdings, Inc. (Japan)	40,000	630,143
SGS S.A. (Switzerland)	337	961,027
		4,193,592
Shares		Value
Restaurants–0.44%
Chipotle Mexican Grill, Inc.(c)	220	$326,827
Compass Group PLC (United Kingdom)	61,469	1,395,291
Domino’s Pizza, Inc.	1,196	543,761
Yum China Holdings, Inc. (China)	72,916	3,512,364
		5,778,243
Semiconductor Equipment–0.37%
ASML Holding N.V. (Netherlands)	4,384	2,998,662
Enphase Energy, Inc.(c)	2,444	343,309
Entegris, Inc.	4,246	508,841
Lam Research Corp.	143	84,358
SCREEN Holdings Co. Ltd. (Japan)	9,800	983,283
		4,918,453
Semiconductors–2.08%
Alphawave IP Group PLC (United Kingdom)(c)	79,070	172,137
Analog Devices, Inc.	18,110	2,969,497
Infineon Technologies AG (Germany)	37,932	1,549,487
Lattice Semiconductor Corp.(c)	9,672	534,088
Marvell Technology, Inc.	28,670	2,047,038
MediaTek, Inc. (Taiwan)	52,000	2,027,514
Monolithic Power Systems, Inc.	3,279	1,321,207
NVIDIA Corp.	1,781	436,096
NXP Semiconductors N.V. (China)	2,845	584,477
QUALCOMM, Inc.	12,019	2,112,459
Renesas Electronics Corp. (Japan)(c)	108,900	1,253,572
STMicroelectronics N.V. (Singapore)	12,572	590,814
STMicroelectronics N.V., New York Shares (Singapore)	24,849	1,166,412
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	445,000	10,133,976
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	3,980	488,067
		27,386,841
Soft Drinks–0.30%
Britvic PLC (United Kingdom)	70,857	871,222
Coca-Cola Europacific Partners PLC (United Kingdom)	18,026	1,030,186
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	4,667	351,052
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO (Mexico)	232,438	1,748,806
		4,001,266
Specialized REITs–0.04%
Extra Space Storage, Inc.	2,724	539,870
Specialty Chemicals–0.19%
Akzo Nobel N.V. (Netherlands)	6,588	682,266
Albemarle Corp.	1,761	388,723
Sika AG (Switzerland)	3,991	1,396,840
		2,467,829
Specialty Stores–0.09%
Five Below, Inc.(c)	1,939	317,996
Tractor Supply Co.	3,776	824,339
		1,142,335
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Steel–0.20%
Vale S.A., ADR (Brazil)	170,771	$2,592,304
Systems Software–0.21%
Microsoft Corp.	3,393	1,055,155
Oracle Corp.	9,700	722,318
Zscaler, Inc.(c)	3,949	1,015,327
		2,792,800
Technology Hardware, Storage & Peripherals–0.23%
Samsung Electronics Co. Ltd. (South Korea)	48,587	3,009,505
Thrifts & Mortgage Finance–0.36%
Housing Development Finance Corp. Ltd. (India)	138,056	4,701,879
Tobacco–0.12%
Swedish Match AB (Sweden)	200,595	1,545,336
Trading Companies & Distributors–0.31%
Electrocomponents PLC (United Kingdom)	43,026	648,416
Ferguson PLC	7,156	1,126,455
Marubeni Corp. (Japan)	157,900	1,635,285
SiteOne Landscape Supply, Inc.(c)	3,499	630,240
		4,040,396
Trucking–0.10%
Old Dominion Freight Line, Inc.	4,285	1,293,770
Wireless Telecommunication Services–0.04%
America Movil S.A.B. de C.V., Class L, ADR (Mexico)	28,768	542,565
Total Common Stocks & Other Equity Interests (Cost $317,284,448)		384,916,832
Principal Amount
U.S. Treasury Securities–20.92%
U.S. Treasury Bonds–5.15%
2.00%, 08/15/2051	$69,595,000	67,909,496
U.S. Treasury Notes–15.77%
2.75%, 02/15/2028(g)	31,228,500	33,109,529
1.38%, 11/15/2031	181,215,000	174,631,800
		207,741,329
Total U.S. Treasury Securities (Cost $284,735,918)		275,650,825
Shares
Preferred Stocks–0.14%
Broadcasting–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd., (Acquired 03/09/2011-04/08/2016; Cost $0)(e)	629,697	17,467
Diversified Banks–0.02%
Socium Re Ltd., Series 2019-1, Pfd.(h)	264,345	266,246
Diversified Support Services–0.12%
Harambee Re Ltd., Pfd.(h)	1,200	52,850
Shares		Value
Diversified Support Services–(continued)
Kinesis Re I Ltd., Series 2019-1, Pfd.(h)	116,394	$182,896
Lion Rock Re Ltd., Series S, Pfd.(b)(h)	375	66,266
Lorenz Re Ltd., Pfd.(h)	204	28,119
Mt. Logan Re Ltd., Pfd.(h)	1,737	1,207,890
Thopas Re Ltd., Pfd.(h)	73	1
Turing Re Ltd., Series 2019-1, Pfd.(d)(h)	13,286	31,992
Viribus Re Ltd., Pfd.(h)	457,088	49,924
		1,619,938
Total Preferred Stocks (Cost $5,051,443)		1,903,651
Principal Amount
Event-Linked Bonds–0.11%
Diversified Support Services–0.00%
Alturas RE Segregated Account (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(d)(h)(i)	$15,000	28,992
Other Diversified Financial Services–0.11%
Eden RE II Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(d)(h)(i)	10,800	158,753
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(d)(h)(i)	15,621	31,340
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(d)(h)(i)	1,800,000	1,208,906
Versutus Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(h)(i)	99,014	40,516
		1,439,515
Total Event-Linked Bonds (Cost $1,940,435)		1,468,507
U.S. Dollar Denominated Bonds & Notes–0.02%
Health Care Services–0.02%
Omnicare, Inc., 4.75%, 12/01/2022 (Cost $210,178)	210,000	214,531
Shares
Money Market Funds–2.90%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(j)	13,385,649	13,385,649
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(j)	9,482,734	9,483,683
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(j)	15,297,884	15,297,884
Total Money Market Funds (Cost $38,168,488)		38,167,216
TOTAL INVESTMENTS IN SECURITIES–96.83% (Cost $1,125,191,769)		1,275,581,197
OTHER ASSETS LESS LIABILITIES—3.17%		41,702,221
NET ASSETS–100.00%		$1,317,283,418
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$52,397,015	$-	$(49,099,874)	$83,845	$(3,380,986)	$-	$621,032
Invesco Fundamental High Yield® Corporate Bond ETF	39,260,258	-	(39,320,675)	(1,394,214)	1,454,631	-	-
Invesco High Yield Bond Factor ETF	27,448,760	-	-	(860,800)	-	26,587,960	410,300
Invesco International Developed Dynamic Multifactor ETF	130,625,149	-	-	(11,397,092)	-	119,228,057	2,040,301
Invesco Russell 1000 Dynamic Multifactor ETF	236,240,532	-	-	(6,515,316)	-	229,725,216	452,163
Invesco Russell 2000 Dynamic Multifactor ETF	44,940,397	-	-	(3,325,433)	-	41,614,964	92,426
Invesco Senior Loan ETF	68,560,608	-	(57,357)	(253,153)	-	68,250,098	527,867
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	6,228,330	35,189,142	(28,031,823)	-	-	13,385,649	568
Invesco Liquid Assets Portfolio, Institutional Class	4,146,169	25,135,102	(19,795,684)	(1,252)	(652)	9,483,683	207
Invesco Treasury Portfolio, Institutional Class	7,118,091	40,216,162	(32,036,369)	-	-	15,297,884	256
Investments in Other Affiliates:
Lion Rock Re Ltd., Series S, Pfd.*	53,327	-	-	12,939	-	66,266	-
Total	$617,018,636	$100,540,406	$(168,341,782)	$(23,650,476)	$(1,927,007)	$523,639,777	$4,145,120

*	At January 31, 2022, this security was no longer an affiliate of the Fund.

(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $16,386,460, which represented 1.24% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at January 31, 2022 was $782,479, which represented less than 1% of the Fund’s Net Assets.
(f)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Zero coupon bond issued at a discount.
(j)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Brent Crude	483	February-2022	$43,112,580	$2,128,051	$2,128,051
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Futures Contracts—(continued)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	1,181	March-2022	$265,975,962	$(9,152,195)	$(9,152,195)
S&P/TSX 60 Index	40	March-2022	8,036,188	112,251	112,251
SPI 200 Index	62	March-2022	7,526,831	(424,234)	(424,234)
Subtotal				(9,464,178)	(9,464,178)
Interest Rate Risk
U.S. Treasury 5 Year Notes	636	March-2022	75,813,188	(193,782)	(193,782)
U.S. Treasury 10 Year Notes	408	March-2022	52,211,250	(76,500)	(76,500)
U.S. Treasury Long Bonds	517	March-2022	80,458,125	(1,087,312)	(1,087,312)
Subtotal				(1,357,594)	(1,357,594)
Subtotal—Long Futures Contracts				(8,693,721)	(8,693,721)
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	372	March-2022	(37,653,840)	2,824,890	2,824,890
MSCI Emerging Markets Index	1,010	March-2022	(61,852,400)	(476,750)	(476,750)
Nikkei 225 Index	24	March-2022	(5,641,293)	325,371	325,371
STOXX Europe 600 Index	2,463	March-2022	(64,472,456)	487,282	487,282
Subtotal—Short Futures Contracts				3,160,793	3,160,793
Total Futures Contracts				$(5,532,928)	$(5,532,928)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
03/16/2022	Bank of America, N.A.	AUD	2,550,000	USD	1,831,859	$28,542
03/16/2022	Bank of America, N.A.	CHF	10,770,000	USD	11,704,089	68,083
03/16/2022	Bank of America, N.A.	DKK	17,790,000	USD	2,711,119	22,520
03/16/2022	Bank of America, N.A.	KRW	22,764,700,000	USD	19,298,661	437,013
03/16/2022	Bank of America, N.A.	PHP	1,050,430,000	USD	20,722,628	232,548
03/16/2022	Bank of America, N.A.	USD	17,875,869	IDR	259,647,000,000	186,320
03/16/2022	Bank of America, N.A.	USD	15,035,543	JPY	1,730,000,000	3,516
03/16/2022	Bank of America, N.A.	USD	19,326,756	PHP	999,000,000	160,111
04/18/2022	Bank of America, N.A.	JPY	832,000,000	USD	7,267,325	31,092
03/16/2022	Citibank, N.A.	USD	19,596,813	CLP	16,477,000,000	865,391
03/02/2022	Goldman Sachs International	USD	20,823,162	BRL	118,700,000	1,376,825
03/16/2022	Goldman Sachs International	USD	18,445,539	NOK	165,490,000	147,613
03/16/2022	Morgan Stanley and Co. International PLC	AUD	24,180,000	USD	17,354,646	254,955
03/16/2022	Morgan Stanley and Co. International PLC	CHF	20,940,000	USD	22,757,627	133,860
03/16/2022	Morgan Stanley and Co. International PLC	DKK	22,625,000	USD	3,442,120	22,808
03/16/2022	Morgan Stanley and Co. International PLC	EUR	18,130,000	USD	20,509,204	122,175
03/16/2022	Morgan Stanley and Co. International PLC	NZD	31,140,000	USD	21,120,985	645,256
03/16/2022	Morgan Stanley and Co. International PLC	TWD	441,250,000	USD	16,004,715	92,716
03/16/2022	Morgan Stanley and Co. International PLC	USD	91,852	HUF	30,000,000	2,551
03/16/2022	Morgan Stanley and Co. International PLC	USD	2,327,961	IDR	33,785,000,000	22,272
03/16/2022	Morgan Stanley and Co. International PLC	USD	757,701	MYR	3,210,000	9,974
03/16/2022	Morgan Stanley and Co. International PLC	USD	1,474,189	NOK	13,230,000	12,230
03/16/2022	Morgan Stanley and Co. International PLC	USD	3,005,369	ZAR	48,530,000	133,469
03/16/2022	Standard Chartered Bank PLC	USD	7,022,770	CNY	45,030,000	24,243
03/16/2022	UBS AG	USD	7,142,772	CNY	45,740,000	15,352
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
03/16/2022	UBS AG	USD	18,163,863	SGD	24,795,000	$186,971
Subtotal—Appreciation						5,238,406
Currency Risk
03/16/2022	Bank of America, N.A.	HKD	19,185,000	USD	2,460,324	(233)
03/16/2022	Bank of America, N.A.	USD	15,463,272	EUR	13,635,000	(130,833)
03/16/2022	Bank of America, N.A.	USD	15,467,562	JPY	1,750,000,000	(254,642)
03/16/2022	Bank of America, N.A.	USD	10,983,612	SEK	99,510,000	(307,516)
03/16/2022	Barclays Bank PLC	USD	7,440,982	GBP	5,490,000	(59,358)
04/06/2022	Barclays Bank PLC	JPY	459,762,000	USD	3,960,598	(37,322)
03/16/2022	BNP Paribas S.A.	CAD	6,360,000	USD	4,999,127	(3,923)
03/16/2022	BNP Paribas S.A.	THB	575,000,000	USD	17,088,383	(179,084)
03/16/2022	Citibank, N.A.	ARS	26,980,000	USD	229,227	(14,189)
03/16/2022	Deutsche Bank AG	USD	420,224	ILS	1,300,000	(9,186)
03/16/2022	Deutsche Bank AG	USD	21,454,911	INR	1,600,000,000	(115,745)
03/16/2022	Deutsche Bank AG	USD	3,780,215	KRW	4,540,000,000	(18,607)
03/16/2022	Goldman Sachs International	CZK	418,680,000	USD	18,515,013	(726,831)
03/16/2022	Goldman Sachs International	MXN	82,010,000	USD	3,855,916	(91,476)
03/16/2022	Goldman Sachs International	PEN	5,080,000	USD	1,240,568	(74,964)
03/16/2022	Goldman Sachs International	USD	2,410,192	RUB	182,260,000	(80,818)
03/16/2022	J.P. Morgan Chase Bank, N.A.	COP	75,143,000,000	USD	18,488,319	(449,583)
03/16/2022	J.P. Morgan Chase Bank, N.A.	INR	262,490,000	USD	3,433,261	(67,562)
03/16/2022	J.P. Morgan Chase Bank, N.A.	USD	3,654,061	AUD	5,100,000	(47,427)
03/16/2022	Morgan Stanley and Co. International PLC	GBP	21,865,000	USD	28,939,294	(459,467)
03/16/2022	Morgan Stanley and Co. International PLC	PLN	4,205,000	USD	1,022,040	(5,325)
03/16/2022	Morgan Stanley and Co. International PLC	USD	19,647,843	COP	77,050,000,000	(229,330)
03/16/2022	Morgan Stanley and Co. International PLC	USD	15,060,879	RUB	1,129,340,000	(627,344)
03/16/2022	Morgan Stanley and Co. International PLC	USD	12,302,667	TWD	339,000,000	(77,925)
03/16/2022	UBS AG	USD	4,729,072	CAD	6,000,000	(9,213)
03/16/2022	UBS AG	USD	5,820,823	CHF	5,380,000	(8,221)
Subtotal—Depreciation						(4,086,124)
Total Forward Foreign Currency Contracts						$1,152,282

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI ex USA Growth Net	3 mo. USD LIBOR - 0.37%	Quarterly	769,540	May—2022	USD	238,965,256	$—	$15,567,794	$15,567,794
Goldman Sachs International	Pay	Russell Midcap Growth Total Return Index	3 mo. USD LIBOR + 0.24%	Quarterly	14,600	September—2022	USD	81,455,050	—	10,400,880	10,400,880
Subtotal — Appreciation									—	25,968,674	25,968,674
Equity Risk
Goldman Sachs International	Receive	MSCI ACWI Daily Total Return Net ex USA	3 mo. USD LIBOR - 0.04%	Quarterly	804,426	May—2022	USD	234,420,998	—	(2,809,850)	(2,809,850)
Total — Total Return Swap Agreements									$—	$23,158,824	$23,158,824

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $890,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Abbreviations:
ARS	—Argentina Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$573,259,635	$—	$—	$573,259,635
Common Stocks & Other Equity Interests	167,945,469	216,971,363	—	384,916,832
U.S. Treasury Securities	—	275,650,825	—	275,650,825
Preferred Stocks	17,468	—	1,886,183	1,903,651
Event-Linked Bonds	—	—	1,468,507	1,468,507
U.S. Dollar Denominated Bonds & Notes	—	214,531	—	214,531
Money Market Funds	38,167,216	—	—	38,167,216
Total Investments in Securities	779,389,788	492,836,719	3,354,690	1,275,581,197
Other Investments - Assets*
Futures Contracts	5,877,845	—	—	5,877,845
Forward Foreign Currency Contracts	—	5,238,406	—	5,238,406
Swap Agreements	—	25,968,674	—	25,968,674
	5,877,845	31,207,080	—	37,084,925
Other Investments - Liabilities*
Futures Contracts	(11,410,773)	—	—	(11,410,773)
Forward Foreign Currency Contracts	—	(4,086,124)	—	(4,086,124)
Swap Agreements	—	(2,809,850)	—	(2,809,850)
	(11,410,773)	(6,895,974)	—	(18,306,747)
Total Other Investments	(5,532,928)	24,311,106	—	18,778,178
Total Investments	$773,856,860	$517,147,825	$3,354,690	$1,294,359,375

*	Unrealized appreciation (depreciation).
Invesco Global Allocation Fund